Inventories - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
Inventory write-offs	€ 125.8	€ 94.5	€ 0.0
Costs of inventories	€ 129.5	€ 354.4